UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated losses	Non-controlling Interest	Accumulated Deficit
Balance, shares at Jun. 30, 2023		1,176,200,278
Balance, amount at Jun. 30, 2023	$ 36,220,536	$ 1,176,200	$ 45,415,958	$ (79,192)		$ 0	$ (10,292,430)
Shares issued to service provider, shares		1,000,000
Shares issued to service provider, amount	134,000	$ 1,000	133,000	0		0	0
Shares issued for private placement, shares		44,651,232
Shares issued for private placement, amount	4,318,207	$ 44,651	4,273,556	0		0	0
Cancellation of non-vested shares, shares		(504,924)
Cancellation of non-vested shares, amount	(175,985)	$ (505)	(175,480)	0		0	0
Net loss for the year	(3,187,774)	0	0	0		0	(3,187,774)
Foreign currency translation adjustment	7,286	$ 0	0	7,286		0	0
Net income (loss) for the period	(3,187,774)
Foreign currency translation adjustment	7,286
Balance, shares at Jun. 30, 2024		1,221,346,586
Balance, amount at Jun. 30, 2024	37,316,270	$ 1,221,346	49,647,034	(71,906)	$ (13,480,204)	0	(13,480,204)
Shares issued to service provider, shares		2,700,000
Shares issued to service provider, amount	930,000	$ 2,700	927,300	0	0	0
Shares issued for private placement, shares		6,024,439
Shares issued for private placement, amount	584,000	$ 6,024	577,976	0	0	0
Net loss for the year	354,715
Shares issued to employee, vested portion, shares		2,020,000
Shares issued to employee, vested portion, amount	242,264	$ 2,020	240,244	0	0	0
Shares issued as settlement of promissory notes, shares		9,655,542
Shares issued as settlement of promissory notes, amount	675,888	$ 9,656	666,232	0	0	0
Net income (loss) for the period	354,715	0	0	0	354,715	0
Foreign currency translation adjustment	(96,183)	$ 0	0	(96,183)	0	0
Balance, shares at Sep. 30, 2024		1,241,746,567
Balance, amount at Sep. 30, 2024	40,006,954	$ 1,241,746	52,058,786	(168,089)	(13,125,489)	0
Balance, shares at Jun. 30, 2024		1,221,346,586
Balance, amount at Jun. 30, 2024	37,316,270	$ 1,221,346	49,647,034	(71,906)	(13,480,204)	0	(13,480,204)
Shares issued to service provider, shares		8,856,550
Shares issued to service provider, amount	1,816,947	$ 8,856	1,808,091	0		0	0
Net loss for the year	(4,782,977)
Foreign currency translation adjustment	(88,903)	$ 0	0	(88,903)		0	0
Shares issued to employee, vested portion, shares		2,070,000
Shares issued to employee, vested portion, amount	523,048	$ 2,070	520,978	0		0	0
Net income (loss) for the period	(4,783,013)	$ 0	0	0		(36)	(4,782,977)
Foreign currency translation adjustment	(88,903)
Share issued for private placement, shares		21,202,213
Share issued for private placement, amount	1,983,000	$ 21,202	1,961,798	0		0	0
Shares issued for as settlement of promissory notes, shares		9,655,542
Shares issued for as settlement of promissory notes, amount	675,888	$ 9,656	666,232	0		0	0
Shares cancelled, shares		(800,000)
Shares cancelled, amount	(80,000)	$ (800)	(79,200)	0		0	0
Shares issued to director, vested portion, shares		350,000
Shares issued to director, vested portion, amount	5,534	$ 350	5,184	0		0	0
Balance, shares at Jun. 30, 2025		1,262,680,891
Balance, amount at Jun. 30, 2025	37,368,771	$ 1,262,680	54,530,117	(160,809)	(18,263,181)	(36)	$ (18,263,181)
Shares issued to service provider, shares		1,000,000
Shares issued to service provider, amount	95,000	$ 1,000	94,000	0	0	0
Shares issued for private placement, shares		5,600,000
Shares issued for private placement, amount	448,000	$ 5,600	442,400	0	0	0
Net loss for the year	(919,555)
Net income (loss) for the period	(919,555)	0	0	0	(919,555)	0
Foreign currency translation adjustment	(18,659)	0	0	(18,659)	0	0
Share based compensation to employee, vested portion	32,642	0	32,642	0	0	0
Share based compensation to director, vested portion	8,345	$ 0	8,345	0	0	0
Balance, shares at Sep. 30, 2025		1,269,280,891
Balance, amount at Sep. 30, 2025	$ 37,014,544	$ 1,269,280	$ 55,107,504	$ (179,468)	$ (19,182,736)	$ (36)